Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Allocation of the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Front-end	Back-end	Total
Balance January 1, 2013	11,649	40,239	51,888
Deconsolidation ASMPT	—	(38,482)	(38,482)
Foreign currency translation effect	(228)	(1,757)	(1,985)
Balance December 31, 2013	11,421	—	11,421
Foreign currency translation effect	683	—	683
Balance December 31, 2014	12,104	—	12,104
The carrying amount of the goodwill is related to the acquisitions of the following entities:

	December 31,
	2013	2014
ASM Microchemistry Oy (Thermal products business unit)	3,560	3,560
ASM Genitech Korea Ltd (Plasma products business unit)	7,861	8,544
Total	11,421	12,104